J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class A and Select Class Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated August 27, 2012

to the Prospectus dated July 1, 2012,

as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND II. The Board of Trustees of the JPMorgan Short Term Bond Fund II (the “Fund”), a series of J.P. Morgan Mutual Fund Group (the “Trust”) has approved the liquidation and dissolution of the Fund and the Trust on or about November 29, 2012 (the “Liquidation Date”). Unless you have an individual retirement account where State Street Bank and Trust serves as custodian (IRA), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. If you have an IRA, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction.

Share Class of JPMorgan Short Term Bond Fund II	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Class Shares
Select Class Shares	Morgan Class Shares

As a result of the liquidation, any dividend of net investment income for the month of November will be declared November 29, 2012 and will be paid on November 29, 2012.

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STBII-LIQ-812

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class M Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated August 27, 2012

to the Prospectus dated July 1, 2012,

as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND II. The Board of Trustees of the JPMorgan Short Term Bond Fund II (the “Fund”), a series of J.P. Morgan Mutual Fund Group (the “Trust”) has approved the liquidation and dissolution of the Fund and the Trust. The liquidation shall be effective on or about November 29, 2012 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As a result of the liquidation, any dividend of net investment income for the month of November will be declared November 29, 2012 and will be paid on November 29, 2012.

SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STBIIM-LIQ-812

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class A and Select Class Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated August 27, 2012

to the Statement of Additional Information dated July 1, 2012,

as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND II. The Board of Trustees of the JPMorgan Short Term Bond Fund II (the “Fund”), a series of J.P. Morgan Mutual Fund Group (the “Trust”) has approved the liquidation and dissolution of the Fund and the Trust on or about November 29, 2012 (the “Liquidation Date”). Unless you have an individual retirement account where State Street Bank and Trust serves as custodian (IRA), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. If you have an IRA, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction.

Share Class of JPMorgan Short Term Bond Fund II	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Class Shares
Select Class Shares	Morgan Class Shares

As a result of the liquidation, any dividend of net investment income for the month of November will be declared November 29, 2012 and will be paid on November 29, 2012.

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-STBII-LIQ-812

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class M Shares)

(a series of J.P. Morgan Mutual Fund Group)

Supplement dated August 27, 2012

to the Statement of Additional Information dated July 1, 2012,

as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN SHORT TERM BOND FUND II. The Board of Trustees of the JPMorgan Short Term Bond Fund II (the “Fund”), a series of J.P. Morgan Mutual Fund Group (the “Trust”) approved the liquidation and dissolution of the Fund and the Trust on or about November 29, 2012 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As a result of the liquidation, any dividend of net investment income for the month of November will be declared November 29, 2012 and will be paid on November 29, 2012.

SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-STBIIM-LIQ-812